Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents
Cash and cash equivalents
8	Cash and cash equivalents

	12/31/2021	12/31/2020	12/31/2019
Cash and cash equivalents in national currency	444,212	474,395	83,391
Cash and cash equivalents in foreign currency	20,643	27,595	10,721
Reverse repurchase agreements* (90 days)	35,591	1,652,697	3,020,677
Total of cash and cash equivalents	500,446	2,154,687	3,114,789
*	Refers to operations whose maturity, on the investment date, was equal to or less than 90 days and present an insignificant risk of change in fair value.
a.	Reverse repurchase agreements

Reverse repurchase agreements	12/31/2021	12/31/2020	12/31/2019
Underlying security:
- Financial Treasury Letters (LFT)	—	412,492	499,996
- National Treasury Letters (LTN)	30,448	1,240,205	2,420,682
- National Treasury Bond (NTN)	1,048	—	99,999
- Bank deposit certificates	4,095	—	—
Total Reverse repurchase agreements	35,591	1,652,697	3,020,677